T. ROWE PRICE Target 2025 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 50.4%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  84,445 4,926 2,631 18,591,339 87,008
New Income Fund  64,222 4,692 2,178 8,281,260 65,505
International Bond Fund (USD
Hedged)  23,092 651 776 2,846,921 23,117
Emerging Markets Bond Fund  16,915 622 653 2,019,004 17,363
Dynamic Global Bond Fund  16,290 1,350 585 2,098,518 16,410
U.S. Treasury Long-Term Index
Fund  16,137 1,332 709 2,088,467 16,019
High Yield Fund  15,118 842 511 2,765,105 15,816
Floating Rate Fund  6,938 268 749 719,945 6,638
Total Bond Mutual Funds (Cost $277,379) 247,876
EQUITY MUTUAL FUNDS 46.0%
T. Rowe Price Funds:
Value Fund  35,269 656 2,247 887,560 36,124
Growth Stock Fund (2) 39,210 655 7,481 409,405 34,848
Equity Index 500 Fund  21,615 1,012 3,242 156,311 18,574
Overseas Stock Fund  18,832 349 2,096 1,443,436 17,509
U.S. Large-Cap Core Fund  12,362 2,545 413 465,812 15,647
International Value Equity Fund  15,877 299 1,646 982,742 15,380
International Stock Fund  15,992 293 1,933 809,582 14,775
Real Assets Fund  10,137 2,879 354 969,483 13,350
Hedged Equity Fund  – 10,585 – 1,045,200 10,650
Mid-Cap Growth Fund  8,815 166 344 91,858 9,331
Mid-Cap Value Fund  7,919 150 308 272,555 8,580
Emerging Markets Discovery
Stock Fund  7,127 133 1,049 518,124 6,782
Small-Cap Stock Fund  5,761 115 515 103,507 5,833
Emerging Markets Stock Fund  5,973 110 795 156,777 5,442
Small-Cap Value Fund  4,717 93 136 101,149 5,114
U.S. Equity Research Fund  8,364 134 4,424 105,088 4,627
New Horizons Fund (2) 3,661 74 119 71,752 3,962
Total Equity Mutual Funds (Cost $183,444) 226,528
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  59 5,504 5,516 458 46
Total Other Mutual Funds (Cost $45) 46

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 16,235 12,613 11,054 17,794,006 17,794
Total Short-Term Investments (Cost $17,794) 17,794
Total Investments in Securities 100.0%
(Cost $478,662) $ 492,244
Other Assets Less Liabilities (0.0)% (182)
Net Assets 100.0% $ 492,062
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (105) $ (645) $ 213
Emerging Markets Bond Fund  (164) 479 279
Emerging Markets Discovery Stock Fund  (177) 571 —
Emerging Markets Stock Fund  (62) 154 —
Equity Index 500 Fund  2,399 (811) 82
Floating Rate Fund  (37) 181 154
Growth Stock Fund  931 2,464 —
Hedged Equity Fund  — 65 —
High Yield Fund  (72) 367 284
International Bond Fund (USD Hedged)  (150) 150 212
International Stock Fund  89 423 —
International Value Equity Fund  189 850 —
Limited Duration Inflation Focused Bond Fund  (267) 268 —
Mid-Cap Growth Fund  (6) 694 —
Mid-Cap Value Fund  7 819 —
New Horizons Fund  (13) 346 —
New Income Fund  (381) (1,231) 710
Overseas Stock Fund  217 424 —
Real Assets Fund  (34) 688 —
Small-Cap Stock Fund  — 472 —
Small-Cap Value Fund  (3) 440 —
Transition Fund  (51) (1) 4
U.S. Equity Research Fund  93 553 —
U.S. Large-Cap Core Fund  (25) 1,153 —
U.S. Treasury Long-Term Index Fund  (235) (741) 149
Value Fund  16 2,446 —
U.S. Treasury Money Fund, 5.40% — — 252
Totals $ 2,159# $ 10,578 $ 2,339+

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2,339 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2025 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Target 2025 Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F186-054Q1 08/23